Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000232065
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
C000246508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B with Load
Without Sales Load [Member] | C000232065
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%		2.81%	1.62%
Without Sales Load [Member] | C000246508
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%	3.05%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	1.54%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%	5.25%
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	3.87%		3.54%	2.35%
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	3.87%	3.99%